BORROWINGS - 2019 Term Loan (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 03, 2020	Jul. 16, 2019	May 23, 2019
Debt Instrument [Line Items]
Gain on extinguishment of debt, net		$ 1,422	$ 0	$ 0
2019 Term Loan | Loans Payable
Debt Instrument [Line Items]
Principal amount								$ 60,000
Additional borrowing amount							$ 15,000
Final payment fee (as a percentage)								20.00%
Number of shares for purchase under warrant (in shares)					6.0
Gain on extinguishment of debt, net	$ 2,100
Debt issuance discount		$ 4,400
Warrants unvested (in shares)		3.5
Fair value of warrant		$ 6,300
2019 Term Loan | Loans Payable | Original Warrant
Debt Instrument [Line Items]
Number of shares for purchase under warrant (in shares)								1.5
Common stock purchase price (in dollars per share)								$ 10.00
2019 Term Loan | Loans Payable | Replacement Warrant
Debt Instrument [Line Items]
Number of shares for purchase under warrant (in shares)						9.0
Common stock purchase price (in dollars per share)						$ 1.00